Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total Properties	$ 2,215	$ 2,832
Cordoba Shopping [Member]
Statement [Line Items]
Total Properties	$ 2,215	$ 2,832